Investments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investments
Cost or Amortized Cost	$ 3,351,565
Fair Value	3,926,213
Fixed maturity securities
Investments
Cost or Amortized Cost	2,441,051	2,526,001
Gross Unrealized Gains	487,568	359,523
Gross Unrealized Losses	(3,119)	(19,590)
Fair Value	2,925,500	2,865,934
OTTI in AOCI	14,208	8,834
Fixed maturity securities | United States Government and government agencies and authorities
Investments
Cost or Amortized Cost	2,725	2,084
Gross Unrealized Gains	395	407
Gross Unrealized Losses	0	0
Fair Value	3,120	2,491
OTTI in AOCI	0	0
Fixed maturity securities | States, municipalities and political subdivisions
Investments
Cost or Amortized Cost	48,315	53,880
Gross Unrealized Gains	5,120	3,183
Gross Unrealized Losses	0	0
Fair Value	53,435	57,063
OTTI in AOCI	0	0
Fixed maturity securities | Foreign governments
Investments
Cost or Amortized Cost	25,908	34,161
Gross Unrealized Gains	3,794	2,798
Gross Unrealized Losses	(817)	(766)
Fair Value	28,885	36,193
OTTI in AOCI	0	0
Fixed maturity securities | Asset-backed
Investments
Cost or Amortized Cost	950	1,899
Gross Unrealized Gains	33	44
Gross Unrealized Losses	0	0
Fair Value	983	1,943
OTTI in AOCI	0	0
Fixed maturity securities | Commercial mortgage-backed
Investments
Cost or Amortized Cost	6,403	9,581
Gross Unrealized Gains	619	590
Gross Unrealized Losses	0	0
Fair Value	7,022	10,171
OTTI in AOCI	0	0
Fixed maturity securities | Residential mortgage-backed
Investments
Cost or Amortized Cost	78,868	97,140
Gross Unrealized Gains	8,347	7,797
Gross Unrealized Losses	(1)	(139)
Fair Value	87,214	104,798
OTTI in AOCI	1,654	340
Fixed maturity securities | Corporate
Investments
Cost or Amortized Cost	2,277,882	2,327,256
Gross Unrealized Gains	469,260	344,704
Gross Unrealized Losses	(2,301)	(18,685)
Fair Value	2,744,841	2,653,275
OTTI in AOCI	12,554	8,494
Equity securities
Investments
Cost or Amortized Cost	76,808	81,143
Gross Unrealized Gains	15,060	7,718
Gross Unrealized Losses	(775)	(7,980)
Fair Value	91,093	80,881
OTTI in AOCI	0	0
Equity securities | Common stocks
Investments
Cost or Amortized Cost	92	92
Gross Unrealized Gains	205	77
Gross Unrealized Losses	0	0
Fair Value	297	169
OTTI in AOCI	0	0
Equity securities | Non-redeemable preferred stocks
Investments
Cost or Amortized Cost	76,716	81,051
Gross Unrealized Gains	14,855	7,641
Gross Unrealized Losses	(775)	(7,980)
Fair Value	90,796	80,712
OTTI in AOCI	$ 0	$ 0